INCOME TAXES Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 4,329	$ 4,346
Increases — tax positions taken in prior periods	36	633
Increases — tax positions taken in current period	61	74
Settlements and lapses of statute of limitations	(8)	(724)
Unrecognized tax benefits, end of year	$ 4,418	$ 4,329